Shareholders' equity, capital distribution and earnings per share - Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basic earnings per share
Net income (loss) attributable to shareholders of the company	$ 5,043	$ 8,806	$ 11,885
Weighted average number of ordinary shares outstanding (in shares)	2,593	2,821
Basic earnings per share (in USD per share)	$ 1.94	$ 3.12	$ 3.93
Diluted earnings per share
Net income (loss) attributable to shareholders of the company	$ 5,043	$ 8,806	$ 11,885
Weighted average number of ordinary shares outstanding, diluted (in shares)	2,601	2,827
Diluted earnings per share (in USD per share)	$ 1.94	$ 3.11	$ 3.93